Schedule of Investments (unaudited)
January 31, 2025
iShares® 1-3 Year International Treasury Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Foreign Government Obligations
Australia — 4.5%
Australia Government Bond
0.50%, 09/21/26(a)	AUD 1,310	$772,272
2.75%, 11/21/27(a)	AUD 1,230	743,746
4.25%, 04/21/26(a)	AUD 1,030	643,290
4.75%, 04/21/27(a)	AUD 1,190	754,679
		2,913,987
Austria — 4.5%
Republic of Austria Government Bond
0.50%, 04/20/27(b)	EUR 990	988,308
0.75%, 10/20/26(b)	EUR 767	775,699
2.00%, 07/15/26(b)	EUR 150	155,143
4.85%, 03/15/26(b)	EUR 592	631,030
6.25%, 07/15/27	EUR 310	351,309
		2,901,489
Belgium — 4.5%
Kingdom of Belgium Government Bond
0.00%, 10/22/27(b)	EUR 510	497,224
0.80%, 06/22/27(b)	EUR 1,030	1,032,086
1.00%, 06/22/26(b)	EUR 700	714,125
4.50%, 03/28/26(b)	EUR 632	672,028
		2,915,463
Canada — 4.5%
Canadian Government Bond
0.25%, 03/01/26	CAD 390	261,460
1.00%, 09/01/26	CAD 300	201,379
1.00%, 06/01/27	CAD 210	139,361
1.25%, 03/01/27	CAD 370	247,601
1.50%, 06/01/26	CAD 110	74,547
2.75%, 09/01/27	CAD 360	248,318
3.00%, 04/01/26	CAD 280	193,321
3.00%, 02/01/27	CAD 360	249,351
3.25%, 11/01/26	CAD 367	255,048
4.00%, 05/01/26	CAD 593	414,564
4.00%, 08/01/26	CAD 520	364,735
4.50%, 02/01/26	CAD 370	259,031
		2,908,716
Denmark — 1.8%
Denmark Government Bond
0.50%, 11/15/27	DKK 5,630	753,870
2.25%, 11/15/26	DKK 3,030	425,897
		1,179,767
Finland — 3.5%
Finland Government Bond
0.00%, 09/15/26(b)	EUR 390	390,543
0.50%, 04/15/26(b)	EUR 582	591,553
0.50%, 09/15/27(b)	EUR 630	625,322
1.38%, 04/15/27(b)	EUR 610	621,056
		2,228,474
France — 10.4%
French Republic Government Bond OAT
0.00%, 02/25/26(a)(b)	EUR 630	638,269
0.00%, 02/25/27(b)	EUR 660	653,052
0.25%, 11/25/26(a)(b)	EUR 545	545,142
0.50%, 05/25/26(a)(b)	EUR 780	791,047
1.00%, 05/25/27(b)	EUR 1,030	1,036,787
2.50%, 09/24/26(a)(b)	EUR 680	707,760
2.50%, 09/24/27(b)	EUR 622	646,876
2.75%, 10/25/27(b)	EUR 930	973,562
Security	Par (000)	Value
France (continued)
3.50%, 04/25/26(a)(b)	EUR 646	$679,878
		6,672,373
Germany — 9.6%
Bundesobligation
0.00%, 04/10/26(a)	EUR 400	404,814
0.00%, 10/09/26(a)	EUR 470	471,054
0.00%, 04/16/27(a)	EUR 420	416,485
1.30%, 10/15/27(a)	EUR 690	701,498
Bundesrepublik Deutschland Bundesanleihe
0.00%, 08/15/26(a)	EUR 750	753,939
0.00%, 11/15/27(a)	EUR 240	235,098
0.25%, 02/15/27(a)	EUR 554	554,243
0.50%, 02/15/26(a)	EUR 560	571,283
0.50%, 08/15/27(a)	EUR 560	559,031
5.63%, 01/04/28(a)	EUR 390	444,126
Bundesschatzanweisungen
2.00%, 12/10/26(a)	EUR 127	131,476
2.50%, 03/19/26(a)	EUR 230	239,392
2.70%, 09/17/26(a)	EUR 370	387,250
2.90%, 06/18/26(a)	EUR 270	282,837
		6,152,526
Ireland — 3.1%
Ireland Government Bond
0.20%, 05/15/27(a)	EUR 778	771,424
1.00%, 05/15/26(a)	EUR 1,174	1,199,152
		1,970,576
Israel — 4.0%
Israel Government Bond
0.50%, 02/27/26	ILS 2,713	729,950
2.00%, 03/31/27	ILS 3,130	835,381
3.75%, 09/30/27	ILS 2,540	701,506
6.25%, 10/30/26	ILS 1,128	325,800
		2,592,637
Italy — 10.4%
Italy Buoni Poliennali Del Tesoro
0.00%, 04/01/26(a)	EUR 230	232,450
0.00%, 08/01/26(a)	EUR 380	381,231
0.50%, 02/01/26(a)	EUR 407	414,736
0.85%, 01/15/27(a)	EUR 400	403,499
0.95%, 09/15/27(a)	EUR 430	429,524
1.10%, 04/01/27(a)	EUR 320	323,161
1.25%, 12/01/26(a)	EUR 240	244,440
1.60%, 06/01/26(a)	EUR 400	411,379
2.05%, 08/01/27(a)	EUR 350	360,095
2.10%, 07/15/26(a)	EUR 260	269,044
2.20%, 06/01/27(a)	EUR 430	444,463
2.65%, 12/01/27(a)	EUR 500	520,967
2.70%, 10/15/27(a)	EUR 350	364,844
2.95%, 02/15/27(a)	EUR 210	220,159
3.10%, 08/28/26(a)	EUR 400	419,533
3.45%, 07/15/27(a)	EUR 190	201,714
3.80%, 04/15/26(a)	EUR 280	295,344
3.85%, 09/15/26(a)	EUR 352	373,545
4.50%, 03/01/26(b)	EUR 359	380,832
		6,690,960
Japan — 10.1%
Japan Government Five Year Bond
0.00%, 03/20/26	JPY 63,500	406,761
0.00%, 06/20/26	JPY 42,900	274,229
0.00%, 09/20/26	JPY 27,450	175,087

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® 1-3 Year International Treasury Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Japan (continued)
0.00%, 12/20/26	JPY 53,550	$340,908
0.00%, 03/20/27	JPY 74,500	473,343
0.00%, 06/20/27	JPY 70,700	448,283
0.10%, 03/20/27	JPY 23,350	148,656
0.10%, 09/20/27	JPY 59,200	375,415
Japan Government Ten Year Bond
0.10%, 03/20/26	JPY 29,050	186,284
0.10%, 06/20/26	JPY 16,950	108,491
0.10%, 09/20/26	JPY 19,950	127,446
0.10%, 09/20/27	JPY 15,950	101,146
0.10%, 12/20/27	JPY 54,700	346,208
Japan Government Twenty Year Bond
2.10%, 03/20/26	JPY 5,000	32,786
2.10%, 03/20/27	JPY 25,800	171,250
2.10%, 12/20/27	JPY 22,450	150,327
2.30%, 03/20/26	JPY 19,850	130,445
2.30%, 06/20/26	JPY 23,550	155,289
Japan Government Two Year Bond
0.10%, 02/01/26	JPY 40,450	259,632
0.20%, 03/01/26	JPY 31,700	203,563
0.30%, 05/01/26	JPY 52,900	339,806
0.40%, 08/01/26	JPY 24,100	154,787
0.40%, 09/01/26	JPY 27,850	178,804
0.40%, 10/01/26	JPY 68,850	441,848
0.50%, 11/01/26	JPY 31,700	203,696
0.60%, 12/01/26	JPY 36,950	237,772
0.60%, 01/01/27	JPY 49,800	320,352
		6,492,614
Netherlands — 4.6%
Netherlands Government Bond
0.00%, 01/15/27(b)	EUR 641	638,042
0.50%, 07/15/26(b)	EUR 752	761,870
0.75%, 07/15/27(b)	EUR 877	879,231
5.50%, 01/15/28(b)	EUR 570	645,956
		2,925,099
New Zealand — 1.6%
New Zealand Government Bond
0.50%, 05/15/26	NZD 807	437,585
4.50%, 04/15/27(a)	NZD 1,070	614,264
		1,051,849
Norway — 1.6%
Norway Government Bond
1.50%, 02/19/26(b)	NOK 5,988	515,794
1.75%, 02/17/27(b)	NOK 6,010	510,856
		1,026,650
Portugal — 4.4%
Portugal Obrigacoes do Tesouro OT
0.70%, 10/15/27(b)	EUR 860	859,074
2.88%, 07/21/26(b)	EUR 1,020	1,069,259
4.13%, 04/14/27(b)	EUR 810	876,175
		2,804,508
Singapore — 3.8%
Singapore Government Bond
1.25%, 11/01/26	SGD 1,080	773,754
2.13%, 06/01/26	SGD 972	708,316
Security	Par (000)	Value
Singapore (continued)
2.88%, 09/01/27	SGD 460	$338,917
3.50%, 03/01/27	SGD 830	619,043
		2,440,030
Spain — 6.2%
Spain Government Bond
0.00%, 01/31/26	EUR 280	283,928
0.00%, 01/31/27	EUR 290	287,678
0.80%, 07/30/27(b)	EUR 350	349,663
1.30%, 10/31/26(b)	EUR 445	454,534
1.45%, 10/31/27(b)	EUR 410	415,220
1.50%, 04/30/27(b)	EUR 320	326,544
1.95%, 04/30/26(b)	EUR 370	382,418
2.50%, 05/31/27	EUR 590	614,416
2.80%, 05/31/26	EUR 460	480,330
5.90%, 07/30/26(b)	EUR 380	414,947
		4,009,678
Sweden — 1.3%
Sweden Government Bond, 1.00%, 11/12/26(a)	SEK 9,220	819,088
United Kingdom — 4.6%
United Kingdom Gilt
0.38%, 10/22/26(a)	GBP 324	378,106
1.25%, 07/22/27(a)	GBP 330	382,653
1.50%, 07/22/26(a)	GBP 320	382,385
3.75%, 03/07/27(a)	GBP 600	736,947
4.13%, 01/29/27(a)	GBP 655	810,753
4.25%, 12/07/27(a)	GBP 210	261,993
		2,952,837
Total Long-Term Investments — 99.0% (Cost: $65,417,005)		63,649,321
	Shares
Short-Term Securities
Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.35%(c)(d)	10,000	10,000
Total Short-Term Securities — 0.0% (Cost: $10,000)		10,000
Total Investments — 99.0% (Cost: $65,427,005)		63,659,321
Other Assets Less Liabilities — 1.0%		623,300
Net Assets — 100.0%		$64,282,621

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® 1-3 Year International Treasury Bond ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/25	Shares Held at 01/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$—	$10,000 (a)	$—	$—	$—	$10,000	10,000	$797	$—

(a)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Foreign Government Obligations	$—	$63,649,321	$—	$63,649,321
Short-Term Securities
Money Market Funds	10,000	—	—	10,000
	$10,000	$63,649,321	$—	$63,659,321

Currency Abbreviation
AUD	Australian Dollar
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	British Pound
ILS	Israeli Shekel
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar